WARRANT AGREEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrant Agreements Tables
Company stock option activity
	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Granted	55,000	1.00	2.31
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, March 31, 2018	4,807,107	2.06	2.64
Exercisable at March 31, 2018	3,271,107	2.09	2.62

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2016	4,392,107	1.97	6.17
Granted	1,660,000	3.08	2.62
Exercised	(1,300,000)	(3.94)	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Exercisable at December 31, 2017	3,101,026	3.40	3.93

Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 - $7.00	4,752,107	4.98	$2.90	3,101,026	$3.40
	4,752,107	4.98	$2.90	3,101,026	$3.40

Weighted Average fair value of warrants granted
Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 – $7.00	4,807,107	2.64	$2.06	3,271,107	$2.09
	4,807,107	2.64	$2.06	3,271,107	$2.09

	December 31, 2017	December 31, 2016
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	1.92%	1.83%
Expected stock price volatility	84.43%	84.42%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%

Weighted-average significant assumptions of warrant
	March 31, 2018	December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.56%	2.20%
Expected stock price volatility	126.00%	75.43%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%